SHORT-TERM INVESTMENTS (Details) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Interest-bearing deposits USD ($)	Dec. 31, 2013 Interest-bearing deposits CNY	Dec. 31, 2012 Interest-bearing deposits CNY	Dec. 31, 2012 Interest-bearing deposits Renminbi CNY	Dec. 31, 2013 Interest-bearing deposits U.S. Dollars USD ($)	Dec. 31, 2013 Interest-bearing deposits U.S. Dollars CNY	Dec. 31, 2012 Interest-bearing deposits U.S. Dollars CNY	Dec. 31, 2013 Interest-bearing deposits The PRC USD ($)	Dec. 31, 2013 Interest-bearing deposits The PRC CNY	Dec. 31, 2012 Interest-bearing deposits The PRC CNY	Dec. 31, 2013 Interest-bearing deposits Hong Kong USD ($)	Dec. 31, 2013 Interest-bearing deposits Hong Kong CNY	Dec. 31, 2012 Interest-bearing deposits Hong Kong CNY
Short-term investments
Interest rates, minimum (as a percent)				0.65%	0.65%
Interest rates, maximum (as a percent)				1.50%	1.50%
Weighted-average original maturity				7 months 28 days	7 months 28 days
Short-term investments	$ 232,823	1,409,439	2,110,073	$ 232,823	1,409,439	2,110,073	160,563	$ 232,823	1,409,439	1,949,510	$ 197,465	1,195,393	1,695,017	$ 35,358	214,046	415,056